UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trivium Capital Management LLC
Address: 540 Madison Avenue, 30th Floor
         New York, NY  10022

13F File Number:  28-10726

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kelly Ireland
Title:     Chief Financial Officer
Phone:     (212) 715-3140

Signature, Place, and Date of Signing:

      /s/ Kelly Ireland     New York, NY     August 16, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     73

Form13F Information Table Value Total:     $254,973 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM              000886101      426   150000 SH       SOLE                   150000        0        0
ACCENTURE LTD BERMUDA          CL A             G1150G111      824    30000 SH       SOLE                    30000        0        0
AETNA INC NEW                  COM              00817Y108     9350   110000 SH       SOLE                   110000        0        0
ALKERMES INC                   COM              01642T108     3944   290000 SH       SOLE                   290000        0        0
ALTERA CORP                    COM              021441100      554    25000 SH       SOLE                    25000        0        0
AMPHENOL CORP NEW              CL A             032095101     6664   200000 SH       SOLE                   200000        0        0
ANTHEM INC                     COM              03674B104     4845    54100 SH       SOLE                    54100        0        0
APPLIED MATLS INC              COM              038222105     9319   475000 SH       SOLE                   475000        0        0
ASML HLDG NV                   N Y SHS          N07059111     3422   200000 SH       SOLE                   200000        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107      653    40000 SH       SOLE                    40000        0        0
BED BATH & BEYOND INC          COM              075896100     5767   150000 SH       SOLE                   150000        0        0
BIOGEN IDEC INC                COM              09062X103     3795    60000 SH       SOLE                    60000        0        0
BOSTON SCIENTIFIC CORP         COM              101137107     5350   125000 SH       SOLE                   125000        0        0
Burberry Group PLC             Common Stock                   4578   615610 SH       SOLE                   615610        0        0
CAESARS ENTMT INC              COM              127687101     5848   389880 SH       SOLE                   389880        0        0
CELGENE CORP                   COM              151020104     4580    80000 SH       SOLE                    80000        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104      526    19500 SH       SOLE                    19500        0        0
CISCO SYS INC                  COM              17275R102     6102   257500 SH       SOLE                   257500        0        0
COMCAST CORP NEW               CL A             20030N101     1405    50000 SH       SOLE                    50000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     6157   230000 SH       SOLE                   230000        0        0
COX COMMUNICATIONS INC NEW     CL A             224044107     1389    50000 SH       SOLE                    50000        0        0
DELL INC                       COM              24702R101     9008   251500 SH       SOLE                   251500        0        0
E M C CORP MASS                COM              268648102     1083    95000 SH       SOLE                    95000        0        0
FEDERATED DEPT STORES INC DE   COM              31410H101     7856   160000 SH       SOLE                   160000        0        0
FOX ENTMT GROUP INC            CL A             35138T107     1335    50000 SH       SOLE                    50000        0        0
GENERAL ELEC CO                COM              369604103     4442   137100 SH       SOLE                   137100        0        0
HAIN CELESTIAL GROUP INC       COM              405217100     1392    76950 SH       SOLE                    76950        0        0
HILTON HOTELS CORP             COM              432848109     7650   410000 SH       SOLE                   410000        0        0
HOME DEPOT INC                 COM              437076102     3520   100000 SH       SOLE                   100000        0        0
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103     3400   250000 SH       SOLE                   250000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     6611    75000 SH       SOLE                    75000        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102     4134   107100 SH       SOLE                   107100        0        0
JONES APPAREL GROUP INC        COM              480074103     1776    45000 SH       SOLE                    45000        0        0
KLA-TENCOR CORP                COM              482480100     1234    25000 SH       SOLE                    25000        0        0
KOHLS CORP                     COM              500255104     2536    60000 SH       SOLE                    60000        0        0
LIBERTY MEDIA CORP NEW         COM SER A        530718105     1348   150000 SH       SOLE                   150000        0        0
Lifetime Fitness Inc           Common Stock     53217R207     2121   101000 SH       SOLE                   101000        0        0
LTX CORP                       COM              502392103      432    40000 SH       SOLE                    40000        0        0
MACROMEDIA INC                 COM              556100105     1227    50000 SH       SOLE                    50000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      414    15525 SH       SOLE                    15525        0        0
MAXIM INTEGRATED PRODS INC     COM              57772K101     2096    40000 SH       SOLE                    40000        0        0
MCDONALDS CORP                 COM              580135101     6760   260000 SH       SOLE                   260000        0        0
MICRON TECHNOLOGY INC          COM              595112103     3062   200000 SH       SOLE                   200000        0        0
MICROSOFT CORP                 COM              594918104     2684    94000 SH       SOLE                    94000        0        0
MOTOROLA INC                   COM              620076109     1825   100000 SH       SOLE                   100000        0        0
NAUTILUS GROUP INC             COM              63910B102     6243   320000 SH       SOLE                   320000        0        0
NEKTAR THERAPEUTICS            COM              640268108     2794   140000 SH       SOLE                   140000        0        0
NIKE INC                       CL B             654106103     3681    48605 SH       SOLE                    48605        0        0
NOVARTIS A G                   SPONSORED ADR    66987V109     7787   175000 SH       SOLE                   175000        0        0
OSI PHARMACEUTICALS INC        COM              671040103     8452   120000 SH       SOLE                   120000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     3133   159977 SH       SOLE                   159977        0        0
PMC-SIERRA INC                 COM              69344F106     2152   150000 SH       SOLE                   150000        0        0
POLO RALPH LAUREN CORP         CL A             731572103     1839    53400 SH       SOLE                    53400        0        0
PROTEIN DESIGN LABS INC        COM              74369L103     2450   128116 SH       SOLE                   128116        0        0
REGAL ENTMT GROUP              CL A             758766109     3082   170320 SH       SOLE                   170320        0        0
RENOVIS INC                    COM              759885106     2060   244896 SH       SOLE                   244896        0        0
SANMINA SCI CORP               COM              800907107     1412   155200 SH       SOLE                   155200        0        0
SEMTECH CORP                   COM              816850101     2354   100000 SH       SOLE                   100000        0        0
SEPRACOR INC                   COM              817315104     2645    50000 SH       SOLE                    50000        0        0
SILICON IMAGE INC              COM              82705T102      262    20000 SH       SOLE                    20000        0        0
SONICWALL INC                  COM              835470105      395    45990 SH       SOLE                    45990        0        0
SPDR TR                        UNIT SER 1       78462F103    11453   100000 SH       SOLE                   100000        0        0
ST JUDE MED INC                COM              790849103     5673    75000 SH       SOLE                    75000        0        0
STAPLES INC                    COM              855030102     2932    99700 SH       SOLE                    99700        0        0
SUN MICROSYSTEMS INC           COM              866810104      649   150000 SH       SOLE                   150000        0        0
SYNOPSYS INC                   COM              871607107      852    30000 SH       SOLE                    30000        0        0
TARGET CORP                    COM              87612E106    11042   260000 SH       SOLE                   260000        0        0
TRIMERIS INC                   COM              896263100      360    25000 SH       SOLE                    25000        0        0
VERITAS SOFTWARE CO            COM              923436109      367   150000 SH  PUT  SOLE                   150000        0        0
VIACOM INC                     CL B             925524308     4465   125000 SH       SOLE                   125000        0        0
Warner Chilcott plc            Common Stock                    632    50000 SH       SOLE                    50000        0        0
WESTWOOD ONE INC               COM              961815107     1190    50000 SH       SOLE                    50000        0        0
ZIMMER HLDGS INC               COM              98956P102     1173    13300 SH       SOLE                    13300        0        0